Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 83,082	$ 162,797
Pool receivable from affiliates, net (note 9b)	36,185	35,254
Accounts receivable	11,344	4,178
Due from affiliates (note 9b)	47,493	42,502
Prepaid expenses	13,656	8,883
Total current assets	191,760	253,614
Vessels and equipment At cost, less accumulated depreciation of $330.5 million (2014 - $301.6 million)	1,035,311	828,291
Investment in and advances to equity accounted investments (note 3)	79,566	73,397
Derivative asset (note 5)	5,526	4,657
Other non-current assets	1,992	5,400
Total assets	1,314,155	1,165,359
Current
Accounts payable	5,747	1,899
Accrued liabilities	18,218	17,565
Current portion of long-term debt (note 4)	144,453	41,959
Current portion of derivative liabilities (note 5)	7,141	7,263
Deferred revenue	398	637
Due to affiliates (note 9b)	11,830	10,395
Total current liabilities	187,787	79,718
Long-term debt (note 4)	530,219	614,104
Derivative liabilities (note 5)	8,100	10,962
Other long-term liabilities (note 6)	5,227	4,852
Total liabilities	$ 731,333	$ 709,636
Commitments and contingencies (note 3, 4 and 5)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 103.6 million Class A and 16.7 million Class B shares issued and outstanding as of June 30, 2015 and 95.3 million Class A and 16.7 million Class B shares issued and outstanding as of December 31, 2014) (note 8)	$ 853,671	$ 802,650
Accumulated deficit	(270,849)	(346,927)
Total equity	582,822	455,723
Total liabilities and equity	$ 1,314,155	$ 1,165,359